UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments:

Putnam AMT-Free Municipal Fund

The fund's portfolio
10/31/12 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHA Insd. — Federal Housing Administration Insured
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
SGI — Syncora Guarantee, Inc.
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (99.6%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.0%)

AL Hsg. Fin. Auth. Rev. Bonds (Single Fam. Mtge.), Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 1/2s, 10/1/37	Aaa	$865,000	$883,580

AL State Port Auth. Docks Fac. Rev. Bonds, 6s, 10/1/40	BBB+	1,000,000	1,183,440

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Ba1	1,000,000	1,087,120

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,500,000	1,707,915

			4,862,055
Alaska (0.8%)

Anchorage, G.O. Bonds, Ser. D, AMBAC, 5s, 8/1/25	AA+	3,420,000	3,903,212

			3,903,212
Arizona (5.1%)

AZ State Sports & Tourism Auth. Rev. Bonds (Multi-Purpose Stadium Fac.), Ser. A, 5s, 7/1/30	A1	2,000,000	2,264,940

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	1,000,000	1,061,680

El Mirage G.O. Bonds, AGM, 5s, 7/1/42	Aa3	750,000	833,025

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5 1/8s, 5/15/40	A-	2,125,000	2,270,499

Glendale, Wtr. & Swr. Rev. Bonds
5s, 7/1/28	AA	1,000,000	1,179,400
AMBAC, 5s, 7/1/28 (Prerefunded 7/1/13)	AA	2,000,000	2,062,460

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16), Ser. E, 5 3/4s, 6/1/34	Baa1	3,250,000	3,759,340

Pinal Cnty., Elec. Rev. Bonds (Dist. No. 3), 5 1/4s, 7/1/36	A	1,400,000	1,556,114

Salt River Agricultural Impt. & Pwr. Dist. Rev. Bonds, Ser. A, 5s, 12/1/30	Aa1	4,000,000	4,835,200

Scottsdale, Indl. Dev. Auth. Hosp. Rev. Bonds (Scottsdale Hlth. Care), Ser. C, AGM, 5s, 9/1/35	Aa3	2,000,000	2,209,400

Tempe, Indl. Dev. Auth. Lease Rev. Bonds (ASU Foundation), AMBAC, 5s, 7/1/28	AA/P	1,715,000	1,728,000

U. Med. Ctr. Corp. AZ Hosp. Rev. Bonds, 6 1/2s, 7/1/39	Baa1	1,750,000	2,043,370

			25,803,428
California (12.9%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Episcopal Sr. Cmnty.), 6 1/8s, 7/1/41	BBB+	500,000	569,990
(St. Rose Hosp.), Ser. A, 6s, 5/15/29	A-	3,000,000	3,391,290

CA Rev. Bonds (Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	1,000,000	1,123,830

CA Muni. Fin. Auth. Rev. Bonds (U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa2	1,000,000	1,158,450

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 5 7/8s, 5/15/29	A-	1,500,000	1,670,175

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	5,000,000	6,271,100
5 1/4s, 2/1/30	A1	2,000,000	2,355,360

CA State Econ. Recvy. G.O. Bonds, Ser. A, 5 1/4s, 7/1/21	Aa3	1,000,000	1,235,950

CA State Pub. Wks. Board Rev. Bonds
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	3,000,000	3,637,620
Ser. G-1, 5 1/4s, 10/1/23	A2	3,000,000	3,507,750

CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	1,550,000	1,668,296
(Sr. Living - Presbyterian Homes), 6 5/8s, 11/15/24	BBB-	2,000,000	2,336,180
(St. Joseph), NATL, 5 1/8s, 7/1/24	AA-	2,000,000	2,256,080

Golden State Tobacco Securitization Corp. Rev. Bonds
(Tobacco Settlement), Ser. B, AMBAC, 5s, 6/1/38 (Prerefunded 6/1/13)	Aaa	2,475,000	2,542,914
Ser. A, AMBAC, zero %, 6/1/24	A2	5,000,000	2,997,750

Grossmont-Cuyamaca, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/17	Aa2	2,100,000	1,942,668

Infrastructure & Econ. Dev. Bank Rev. Rev. Bonds (J. David Gladstone Inst.), Ser. A, 5s, 10/1/31	A-	1,000,000	1,056,610

Los Angeles, Dept. Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. A, 5s, 5/15/40	AA	1,000,000	1,129,550

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	750,000	1,056,210

Merced, City School Dist. G.O. Bonds (Election of 2003), NATL
zero %, 8/1/25	A	1,190,000	670,041
zero %, 8/1/24	A	1,125,000	676,496
zero %, 8/1/23	A	1,065,000	675,125
zero %, 8/1/22	A	1,010,000	677,003

Northern CA Pwr. Agcy. Rev. Bonds (Hydroelec. Project No. 1), Ser. A
5s, 7/1/31	A+	500,000	582,815
5s, 7/1/30	A+	500,000	585,560

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election 2006), Ser. A, 6 1/2s, 8/1/24	BBB/P	2,500,000	2,928,600

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/21	A-	5,500,000	3,758,810

Sacramento, Muni. Util. Dist. Rev. Bonds, Ser. X, 5s, 8/15/28	A1	650,000	766,116

San Diego, Unified School Dist. G.O. Bonds (Election of 1998), Ser. E, AGM, 5 1/4s, 7/1/19 (Prerefunded 7/1/13)	Aa2	2,000,000	2,082,160

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.),
5s, 5/1/28	A1	425,000	502,826
Ser. F, 5s, 5/1/40	A1	1,250,000	1,362,263

Santa Ana, Fin. Auth. Lease Rev. Bonds (Police Admin. & Hldg. Fac.), Ser. A, NATL, 6 1/4s, 7/1/17	Baa2	3,680,000	4,253,013

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A, 5 1/4s, 1/1/24	A+	1,000,000	1,154,110

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5s, 1/1/40	A+	1,000,000	1,082,990

Ventura Cnty., COP (Pub. Fin. Auth. III), 5s, 8/15/20	AA	1,000,000	1,161,710

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	375,000	399,495

			65,226,906
Colorado (2.5%)

CO Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38 (Prerefunded 6/1/14)	A3	2,545,000	2,776,086
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	2,000,000	2,078,220
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB-	1,850,000	1,953,360

Denver City & Cnty., Arpt. Rev. Bonds, Ser. B, 5s, 11/15/37	A1	3,000,000	3,415,890

E-470 CO Pub. Hwy. Auth. Rev. Bonds
Ser. C1, NATL, 5 1/2s, 9/1/24	Baa2	1,000,000	1,089,500
Ser. A, NATL, zero %, 9/1/34	Baa2	3,525,000	1,118,483

			12,431,539
Florida (7.8%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), 7s, 4/1/39	A3	1,250,000	1,536,913

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. O, 5 3/8s, 10/1/29	A1	1,000,000	1,150,480

FL State Board of Ed. G.O. Bonds (Capital Outlay 2011), Ser. F, 5s, 6/1/30	AAA	2,520,000	3,040,052

Hernando Cnty., Rev. Bonds (Criminal Justice Complex Fin.), FGIC, NATL, 7.65s, 7/1/16	BBB	10,000,000	11,799,500

Lee Cnty., Rev. Bonds, SGI, 5s, 10/1/25	Aa2	2,000,000	2,233,080

Marco Island, Util. Sys. Rev. Bonds, Ser. A, 5s, 10/1/34	Aa3	1,000,000	1,113,740

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5s, 7/1/40	A3	1,000,000	1,090,110

Miami-Dade Cnty., Wtr. & Swr. Rev. Bonds, AGM, SGI, 5s, 10/1/23	Aa2	1,000,000	1,135,490

Orlando & Orange Cnty., Expressway Auth. Rev. Bonds, FGIC, NATL, 8 1/4s, 7/1/14	A2	5,000,000	5,630,900

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5s, 4/1/23	A-/F	1,630,000	1,858,102

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	3,000,000	3,341,220

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6s, 4/1/29	Baa1	660,000	760,874

Sumter Cnty., School Dist. Rev. Bonds (Multi-Dist. Loan Program), AGM, 7.15s, 11/1/15 (Escrowed to maturity)	Aa3	3,935,000	4,690,874

			39,381,335
Georgia (1.6%)

Atlanta, Arpt. Rev. Bonds, Ser. C, 5 7/8s, 1/1/24	A1	1,500,000	1,914,600

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	1,500,000	1,829,610

Fulton Cnty., Dev. Auth. Rev. Bonds
(Klaus Pkg. & Fam. Hsg. Project), NATL, 5 1/4s, 11/1/20	Aa3	3,360,000	3,516,542
(GA Tech Athletic Assn.), Ser. A, 5s, 10/1/42	A2	900,000	1,012,158

			8,272,910
Guam (0.3%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24 (Guam)	BBB+	1,000,000	1,103,360

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/30	Aa3	200,000	224,390

			1,327,750
Illinois (6.5%)

Chicago, G.O. Bonds, Ser. A, 5s, 1/1/33	Aa3	2,000,000	2,226,560

Chicago, Board of Ed. G.O. Bonds, Ser. A, NATL, 5 1/4s, 12/1/19	A+	1,500,000	1,505,190

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	700,000	830,522
Ser. A, 5 5/8s, 1/1/35	A2	650,000	771,563
Ser. F, 5s, 1/1/40	A2	1,045,000	1,133,094
(Passenger Fac. Charge), Ser. A, 5s, 1/1/23	A2	2,000,000	2,383,380

Cicero, G.O. Bonds, Ser. A, SGI, 5 1/4s, 1/1/21	A/P	2,250,000	2,368,305

Du Page Cnty., Cmnty. High School Dist. G.O. Bonds (Dist. No. 108 - Lake Park), AGM, 5.6s, 1/1/20 (Prerefunded 1/1/13)	Aa2	1,000,000	1,008,380

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, NATL, 5 3/4s, 11/1/28	A2	2,500,000	2,878,725
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	1,000,000	1,084,660
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	BBB+	1,575,000	1,670,272

IL State G.O. Bonds
5s, 3/1/34	A2	1,000,000	1,097,520
5s, 8/1/21	A2	1,000,000	1,161,040

IL State Toll Hwy. Auth. Rev. Bonds, Ser. A-1, AGM, 5s, 1/1/22	Aa3	2,500,000	2,835,850

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. A, NATL, zero %, 12/15/22	A3	5,500,000	3,751,440

Regl. Trans. Auth. Rev. Bonds, Ser. A, AMBAC, 8s, 6/1/17	Aa3	5,000,000	6,179,500

			32,886,001
Indiana (1.6%)

IN Muni. Pwr. Agcy. Supply Syst. Rev. Bonds, Ser. B, 5 3/4s, 1/1/29	A1	1,000,000	1,205,210

IN State Fin. Auth. Rev. Bonds (BHI Sr. Living), 5 3/4s, 11/15/41	A-/F	1,000,000	1,113,860

IN State Fin. Auth. VRDN, Ser. A-2, 0.24s, 2/1/37	VMIG1	1,750,000	1,750,000

IN State Hsg. Fin. Auth. Rev. Bonds (Single Family Mtge.), Ser. A-1, GNMA Coll., FNMA Coll., 4.1s, 7/1/15	Aaa	45,000	46,337

Rockport, Poll. Control FRB (IN-MI Pwr. Co.)
Ser. A, 6 1/4s, 6/1/25	Baa2	2,000,000	2,155,780
Ser. B, 6 1/4s, 6/1/25	Baa2	1,500,000	1,616,835

			7,888,022
Kansas (0.3%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5s, 5/15/30	A/F	1,455,000	1,547,785

			1,547,785
Kentucky (0.4%)

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.)
Ser. A, 6 1/4s, 6/1/39	BBB+	800,000	894,280
Ser. B, 5 5/8s, 9/1/39	BBB+	1,000,000	1,084,940

			1,979,220
Louisiana (0.6%)

LA Pub. Fac. Auth. Rev. Bonds (Entergy LA LLC), 5s, 6/1/30	A3	3,000,000	3,216,720

			3,216,720
Maryland (0.4%)

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (U. of MD Med. Syst.), AMBAC, 5 1/4s, 7/1/28	A2	2,000,000	2,205,040

			2,205,040
Massachusetts (3.5%)

MA Edl. Fin. Auth. Rev. Bonds, Ser. A, 5 1/2s, 1/1/22	AA	1,000,000	1,154,310

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5s, 1/1/37	A+	1,000,000	1,100,160

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 6.8s, 4/15/22	BBB	700,000	796,873
(Emerson College), Ser. A, 5 1/2s, 1/1/30	Baa1	2,000,000	2,233,720
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	500,000	549,900

MA State Dev. Fin. Agcy. Solid Waste Disp. Mandatory Put Bonds (5/1/19) (Dominion Energy Brayton 1), Ser. 1, 5 3/4s, 12/1/42	A-	1,000,000	1,231,240

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	2,000,000	2,340,740
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	500,000	556,210
(Harvard U.), Ser. A, 5 1/2s, 11/15/36	Aaa	1,815,000	2,202,757
(Northeastern U.), Ser. A, 5s, 10/1/35	A2	1,650,000	1,844,948

MA State Wtr. Resource Auth. Rev. Bonds, Ser. C, 5 1/4s, 8/1/42	Aa1	1,500,000	1,776,675

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds, 5 1/4s, 7/1/36	A1	1,500,000	1,687,335

			17,474,868
Michigan (5.7%)

Detroit, Swr. Disp. Rev. Bonds, Ser. B, AGM, 7 1/2s, 7/1/33	Aa3	1,000,000	1,258,600

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA-	1,575,000	1,833,127

King Cnty., Wtr & Swr. Rev. Bonds, 5s, 1/1/45	AA+	1,000,000	1,120,600

MI Fin. Auth. Rev. Bonds
(Revolving Fund-Clean Wtr), 5s, 10/1/30	AAA	1,860,000	2,256,626
(Unemployment Oblig.), Ser. B, 5s, 7/1/22	Aaa	1,000,000	1,143,600

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39	A1	1,000,000	1,154,800
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A1	1,250,000	1,318,525
(Henry Ford Hlth.), 5 1/4s, 11/15/24	A1	1,000,000	1,115,440

MI State Strategic Fund Rev. Bonds (Dow Chemical), Ser. B-2, 6 1/4s, 6/1/14	BBB	1,000,000	1,086,130

MI State Strategic Fund Ltd. Rev. Bonds (Detroit Edison Co.), AMBAC, 7s, 5/1/21	A2	4,000,000	5,233,240

Midland Cnty., Bldg. Auth. Rev. Bonds, AGM, 5s, 10/1/25	Aa3	1,000,000	1,119,540

Northern Michigan U. Rev. Bonds, Ser. A, AGM, 5s, 12/1/27	Aa3	1,775,000	1,979,995

U. of MI VRDN (Hosp.), Ser. A, 0.23s, 12/1/37	VMIG1	3,913,000	3,913,000

Wayne Charter Cnty., G.O. Bonds (Bldg. Impt.), Ser. A, 6 3/4s, 11/1/39	BBB+	490,000	555,180

Western MI U. Rev. Bonds, AGM, 5s, 11/15/28	Aa3	3,500,000	3,897,460

			28,985,863
Minnesota (1.7%)

Minneapolis & St. Paul, Metro. Arpt. Comm. Rev. Bonds, Ser. B
5s, 1/1/31(FWC)	A	500,000	579,520
5s, 1/1/30(FWC)	A	750,000	871,238
5s, 1/1/29(FWC)	A	1,350,000	1,571,751

Minneapolis, Rev. Bonds (National Marrow Donor Program), 4 7/8s, 8/1/25	BBB	1,350,000	1,407,847

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB-	1,500,000	1,607,894

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	1,800,000	1,894,536

Tobacco Securitization Auth. Rev. Bonds (Tobacco Settlement), Ser. B, 5 1/4s, 3/1/31	A-	500,000	563,970

			8,496,756
Mississippi (1.5%)

Jackson Cnty., VRDN (Chevron USA, Inc.), 0.21s, 6/1/23	P-1	1,000,000	1,000,000

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	1,750,000	1,903,317

MS Bus. Fin. Corp. Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. B, 0.23s, 12/1/30	MIG1	3,500,000	3,500,000

MS Home Corp. Rev. Bonds (Single Fam. Mtge.), Ser. D-1, GNMA Coll, FNMA Coll, FHLMC Coll., 6.1s, 6/1/38	Aaa	1,065,000	1,161,127

			7,564,444
Missouri (1.2%)

Cape Girardeau Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (St. Francis Med. Ctr.), Ser. A, 5 3/4s, 6/1/39	A+	1,150,000	1,277,190

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds (Washington U. (The)), Ser. A, 5 3/8s, 3/15/39	Aaa	2,000,000	2,303,020

MS State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5s, 6/1/37	A-	2,200,000	2,326,807

			5,907,017
Montana (0.5%)

MT Fac. Fin. Auth. VRDN (Sisters of Charity of Leavenworth), Ser. A, 0.23s, 12/1/25	VMIG1	2,300,000	2,300,000

			2,300,000
Nebraska (0.5%)

Central Plains, Energy Rev. Bonds (NE Gas No. 3), 5s, 9/1/32	A3	1,000,000	1,098,410

NE Pub. Pwr. Dist. Rev. Bonds
Ser. A, 5s, 1/1/32	A1	1,000,000	1,175,670
Ser. C, 5s, 1/1/26(FWC)	A1	300,000	344,349

			2,618,429
Nevada (1.2%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5s, 8/1/20	BBB-	565,000	616,387

Reno, Sales Tax VRDN, 0.23s, 6/1/42 (Bank of New York Mellon)	VMIG1	5,435,000	5,435,000

			6,051,387
New Hampshire (0.5%)

NH Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.23s, 7/1/33	VMIG1	2,750,000	2,750,000

			2,750,000
New Jersey (2.6%)

Middlesex Cnty., COP (Civic Square IV Redev.), 5s, 10/15/22	AA+	1,865,000	2,323,454

NJ Econ. Dev. Auth. Rev. Bonds, Ser. II, 5s, 3/1/27	A1	2,500,000	2,919,374

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds (St. Peter's U. Hosp.), 5 3/4s, 7/1/37	BBB-	1,000,000	1,066,880

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5 5/8s, 6/1/30	AA	1,000,000	1,116,310

NJ State Tpk. Auth. Rev. Bonds
Ser. A, AMBAC, 5s, 1/1/30 (Prerefunded 7/1/13)	A+	3,000,000	3,093,690
Ser. B, 5s, 1/1/19	A+	1,250,000	1,514,488

NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. B, 5 1/4s, 6/15/36	A1	1,000,000	1,162,180

			13,196,376
New York (9.0%)

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	Aa3	2,275,000	2,676,265
5 3/4s, 5/1/27	Aa3	5,590,000	6,771,670

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5 3/4s, 2/15/47	A2	1,000,000	1,181,710

Metro. Trans. Auth. Rev. Bonds, Ser. D
5s, 11/15/36	A2	3,000,000	3,363,000
5s, 11/15/29	A2	4,000,000	4,680,800

NY City, G.O. Bonds, Ser. D-1, 5s, 10/1/36	Aa2	1,400,000	1,602,062

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. FF, 5s, 6/15/45	AA+	4,000,000	4,580,840
Ser. AA, 5s, 6/15/34	AA+	1,000,000	1,155,680

NY City, Transitional Fin. Auth. Rev. Bonds, Ser. E-1, 5s, 2/1/37	AAA	2,000,000	2,297,960

NY State Dorm. Auth. Rev. Bonds (Brooklyn Law School), Ser. B, SGI
5 3/8s, 7/1/22 (Prerefunded 7/1/13)	Baa1	2,270,000	2,346,000
5 3/8s, 7/1/20 (Prerefunded 7/1/13)	Baa1	2,215,000	2,289,158

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (St. John's U.), Ser. A, 5s, 7/1/26	A3	4,185,000	4,962,991

NY State Dorm. Auth. Personal Income Tax Rev. Bonds (Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	2,000,000	2,441,820

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	900,000	1,057,005

Port Auth. of NY & NJ Rev. Bonds, 5s, 7/15/30	Aa3	2,250,000	2,682,923

Syracuse, Indl. Dev. Agcy. School Fac. Rev. Bonds (Syracuse City School Dist.), Ser. A, AGM, 5s, 5/1/25	Aa3	1,000,000	1,126,390

			45,216,274
North Carolina (0.8%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	500,000	559,815

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. A, 5 1/2s, 1/1/26	A-	1,500,000	1,747,770

U. of NC Syst. Pool Rev. Bonds, Ser. C, 5 3/8s, 10/1/29	A3	1,500,000	1,728,750

			4,036,335
Ohio (5.9%)

Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care), Ser. B, 0.23s, 10/1/31	VMIG1	4,370,000	4,370,000

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 3/4s, 6/1/34	B3	500,000	425,515
5 3/8s, 6/1/24	B3	4,195,000	3,711,903
5 1/8s, 6/1/24	B3	1,735,000	1,503,395

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/31	A-	400,000	448,968

Columbus G.O. Bonds, Ser. A, 5s, 2/15/25	Aaa	1,500,000	1,887,180

Hamilton Cnty., Sales Tax Rev. Bonds, Ser. A, 5s, 12/1/32	A2	2,000,000	2,238,020

Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. C-2, AGM, 5s, 4/1/24	Aa3	2,000,000	2,195,400

Lucas Cnty., Hlth. Care Fac. Rev. Bonds (Sunset Retirement Cmntys.), 5 1/2s, 8/15/30	A-/F	650,000	716,372

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, 5s, 11/1/28	Aaa	665,000	719,936

OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds, Ser. 85-A, FGIC, FHA Insd., zero %, 1/15/15 (Escrowed to maturity)	AAA/P	10,000	8,681

OH State Air Quality Dev. Auth. Rev. Bonds
(First Energy), Ser. A, 5.7s, 2/1/14	Baa2	1,500,000	1,573,965
(Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	750,000	892,545

OH State Higher Edl. Fac. Rev. Bonds (U. of Dayton), Ser. A, 5 5/8s, 12/1/41	A2	1,000,000	1,137,730

Penta Career Ctr. COP
5s, 4/1/20	Aa3	1,095,000	1,261,407
5s, 4/1/19	Aa3	2,470,000	2,842,821

U. of Akron Rev. Bonds, Ser. B, AGM, 5 1/4s, 1/1/26	Aa3	3,375,000	3,838,725

			29,772,563
Oklahoma (1.4%)

OK State Tpk. Auth. VRDN
Ser. F, 0.23s, 1/1/28	VMIG1	5,030,000	5,030,000
Ser. E, 0.23s, 1/1/28	VMIG1	2,100,000	2,100,000

			7,130,000
Oregon (0.2%)

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5 3/4s, 7/1/39	A1	750,000	879,990

			879,990
Pennsylvania (7.1%)

Allegheny Cnty., G.O. Bonds, Ser. C-70, 5s, 12/1/37	A1	4,000,000	4,451,600

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (U. of Pittsburgh Med.), 5 5/8s, 8/15/39	Aa3	3,000,000	3,391,170

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A, 5s, 5/1/42	Baa2	700,000	737,289

Berks Cnty., Muni. Auth. Rev. Bonds (Reading Hosp. & Med. Ctr.), Ser. A-3, 5 1/2s, 11/1/31	AA	3,000,000	3,433,080

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 6s, 6/1/29	A	2,500,000	2,843,600

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/8s, 7/1/23	BBB+	2,500,000	2,834,750

Monroe Cnty., Hosp. Auth. Rev. Bonds (Pocono Med. Ctr.), 5s, 1/1/27	A-	950,000	1,002,744

Montgomery Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-1, 5 1/4s, 11/15/16	BBB+	1,100,000	1,245,882

PA Econ. Dev. Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Co.), 6.2s, 4/1/39	A2	1,900,000	2,254,293

PA State Higher Edl. Fac. Auth. Rev. Bonds (Edinboro U. Foundation), 6s, 7/1/43	Baa3	500,000	566,060

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/31	Baa3	2,760,000	2,917,927

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5 1/4s, 8/1/40	BBB+	1,400,000	1,500,954

Philadelphia, Wtr. & Waste Wtr. Rev. Bonds, 5s, 11/1/26	A1	4,220,000	5,064,802

Pittsburgh G.O. Bonds, Ser. B, 5s, 9/1/25	A1	1,250,000	1,457,800

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5s, 2/1/35	Aa3	1,225,000	1,350,305

Wilkes-Barre, Fin. Auth. Rev. Bonds (U. of Scranton), 5s, 11/1/40	A	1,000,000	1,094,270

			36,146,526
Puerto Rico (2.5%)

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	Baa2	1,390,000	1,461,126

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. XX, 5 1/4s, 7/1/40 (Puerto Rico)	Baa1	2,250,000	2,289,555

Cmnwlth. of PR, Infrastructure Fin. Auth. Rev. Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19 (Puerto Rico)	Baa1	865,000	954,995

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A, 6s, 8/1/42	A+	7,000,000	7,780,080

			12,485,756
Tennessee (0.4%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,850,000	2,170,365

			2,170,365
Texas (5.5%)

Dallas Cnty., Util. & Reclamation Dist. G.O. Bonds, Ser. B, AMBAC, 5 3/8s, 2/15/29	A3	2,500,000	2,680,475

Dallas, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 6s, 2/15/27	Aaa	2,500,000	3,038,975

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas Med. Ctr.), Ser. B-1, 0.23s, 9/1/31	VMIG1	2,855,000	2,855,000

Hays Cnty., G.O. Bonds, AGM, 5s, 8/15/24 (Prerefunded 8/15/14)	Aa2	1,190,000	1,288,425

La Joya, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/15/30	Aaa	2,500,000	2,801,875

Laredo, I S D Pub. Fac. Corp. Rev. Bonds, Ser. C, AMBAC, 5s, 8/1/29	A	1,000,000	1,003,200

Mansfield, Indpt. School Dist. G.O. Bonds, PSFG, 5s, 2/15/27	Aaa	2,000,000	2,167,400

Matagorda Cnty., Poll. Control Rev. Bonds (Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	600,000	701,040

North TX, Thruway Auth. Rev. Bonds (First Tier), Ser. A, 6 1/4s, 1/1/24	A2	3,500,000	4,202,345

North TX, Tollway Auth. Rev. Bonds, Ser. A, NATL, 5 1/8s, 1/1/28	A2	1,500,000	1,677,750

Pharr, San Juan - Alamo, Indpt. School Dist. G.O. Bonds (School Bldg.), PSFG, 5s, 2/1/30	Aaa	2,000,000	2,239,840

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,000,000	1,047,130

Texas Tech. U. Rev. Bonds, Ser. A, 5s, 8/15/37	AA	1,000,000	1,150,800

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	1,000,000	1,143,850

			27,998,105
Virginia (0.4%)

Chesapeake, Toll Rd. Rev. Bonds (Sr. Trans. Syst.), Ser. A, 5s, 7/15/27(FWC)	BBB	200,000	225,174

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5s, 5/1/23	A3	1,575,000	1,831,001

			2,056,175
Washington (3.3%)

WA State G.O. Bonds, Ser. A, 5s, 8/1/28	Aa1	2,500,000	3,039,600

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 1/8s, 10/1/24	Baa1	2,500,000	2,810,800

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa3	1,000,000	1,161,040
Ser. B, NATL, 5s, 2/15/27	Baa2	2,235,000	2,400,545

WA State Pub. Pwr. Supply Syst. Rev. Bonds (Nuclear No. 3), Ser. B, NATL, 7 1/8s, 7/1/16	Aa1	6,000,000	7,381,500

			16,793,485
West Virginia (1.2%)

Econ. Dev. Auth. Lease Rev. Bonds (Correctional Juvenile Safety), Ser. A, NATL, 5s, 6/1/29 (Prerefunded 6/1/14)	Aa2	5,000,000	5,365,850

WV Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5 3/8s, 12/1/38	Baa2	500,000	553,920

			5,919,770
Wisconsin (0.8%)

WI State Rev. Bonds, Ser. A, 6s, 5/1/27	Aa3	2,000,000	2,513,660

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds (Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	1,250,000	1,481,513

			3,995,173
Wyoming (0.4%)

Sweetwater Cnty., Poll. Control Rev. Bonds (Idaho Power Co.), 5 1/4s, 7/15/26	A2	1,800,000	2,030,670

			2,030,670
TOTAL INVESTMENTS

Total investments (cost $457,605,095)(b)			$502,908,250

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through October 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $504,818,009.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $457,479,602, resulting in gross unrealized appreciation and depreciation of $45,445,565 and $16,917, respectively, or net unrealized appreciation of $45,428,648.
(FWC)	Forward commitment, in part or in entirety.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	17.50%
	Healthcare	16.2
	Local Government	15.6
	Transportation	11.6
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	NATL	12.5%
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	—	502,908,250	—

Totals by level	$—	$502,908,250	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 28, 2012

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04345)

Exact name of registrant as specified in charter:	Putnam Tax Free Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2013

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments:

Putnam Tax-Free High Yield Fund

The fund's portfolio
10/31/12 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities, that carry coupons that reset every one or seven days. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (97.7%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.9%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7s, 2/1/36	Ba1	$4,800,000	$5,254,800

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A
6 1/4s, 11/1/33	BBB	3,000,000	3,415,830
5.8s, 5/1/34	BBB	1,750,000	1,967,770

			10,638,400
Arizona (3.8%)

Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.), Ser. A, 4 1/2s, 3/1/30	Baa3	3,000,000	3,153,780

AZ State Sports & Tourism Auth. Rev. Bonds (Multipurpose Stadium Fac.), Ser. A, 5s, 7/1/31	A1	5,000,000	5,636,000

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A
7 5/8s, 12/1/29	BB-/P	5,575,000	5,729,315
7 1/4s, 12/1/19	BB-/P	500,000	514,010

Cochise Cnty., Indl. Dev. Auth. Rev. Bonds
(Sierra Vista Regl. Hlth. Ctr.), 7 3/4s, 12/1/30	BBB+/P	2,735,000	2,782,288
(Sierra Vista Cmnty. Hosp.), 6.45s, 12/1/17	BBB+/P	1,295,000	1,405,010
(Sierra Vista Regl. Hlth. Ctr.), Ser. A, 6.2s, 12/1/21	BBB+/P	790,000	901,832

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	Baa3	4,000,000	4,246,720

Glendale, Indl. Dev. Auth. Rev. Bonds (John C. Lincoln Hlth. Network), 5s, 12/1/42	BBB+	1,000,000	1,036,640

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa2	4,800,000	5,700,048

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies Project), 6.3s, 7/1/42	BBB/F	430,000	452,493
(Choice Academies, Inc.), 5 3/8s, 9/1/32	BB+	2,000,000	2,031,120

Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds (Career Success Schools), 7 1/8s, 1/1/45	BB+	500,000	519,910

Pima Cnty., Indl. Dev. Auth. Rev. Bonds
(Tucson Elec. Pwr. Co.), Ser. A, 6 3/8s, 9/1/29	Baa3	2,500,000	2,526,900
(Tucson Elec. Pwr. Co.), 5 3/4s, 9/1/29	Baa3	1,000,000	1,065,600
(Horizon Cmnty. Learning Ctr.), 5 1/4s, 6/1/35	BBB	1,395,000	1,374,982
(Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	2,450,000	2,418,518

Salt Verde, Fin. Corp. Gas Rev. Bonds
5s, 12/1/37	A-	1,430,000	1,662,504
5s, 12/1/32	A-	1,500,000	1,741,905

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6s, 12/1/32	BB-/P	1,350,000	1,459,715

			46,359,290
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BB+/P	2,000,000	2,209,080

			2,209,080
California (14.7%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmnty.), 6s, 7/1/31	BBB+	1,295,000	1,485,896

CA Rev. Bonds (Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A	5,000,000	5,852,600

CA Edl. Fac. Auth. Rev. Bonds
(Pacific U.), Ser. A, 5s, 11/1/42	A2	785,000	869,395
(U. of La Verne), Ser. A, 5s, 6/1/35	Baa2	1,500,000	1,552,604

CA Hlth. Fac. Fin. Auth. Rev. Bonds (Stanford Hosp. Clinics), Ser. A, 5s, 8/15/42	Aa3	3,000,000	3,385,650

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	7,000,000	7,186,480
5 1/4s, 2/1/37	Baa2	3,205,000	3,320,348

CA Muni. Fin. Auth. Rev. Bonds (Emerson College), 6s, 1/1/42	Baa1	3,330,000	3,965,663

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	BBB	2,000,000	2,156,320

CA State G.O. Bonds
5 1/4s, 4/1/35	A1	7,000,000	8,095,780
5 1/4s, 3/1/30	A1	7,225,000	8,306,727
5s, 11/1/32	A1	5,000,000	5,582,850
5s, 9/1/30	A1	7,500,000	8,542,575

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 5/8s, 11/1/34	A2	3,725,000	4,623,693
Ser. A-1, 6s, 3/1/35	A2	2,000,000	2,375,800
(States Prisons - LA), Ser. C, 5 3/4s, 10/1/31	A2	1,000,000	1,178,390
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A2	1,750,000	1,882,475
(Judicial Council Projects), Ser. D, 5s, 12/1/31	A2	1,000,000	1,109,150
(Capital Projects), Ser. A, 5s, 4/1/30	A2	10,000,000	11,176,000

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB	2,500,000	2,733,824
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/42	BB/P	1,750,000	1,840,598
(Irvine, LLC-UCI East Campus), 6s, 5/15/40	Baa2	6,000,000	6,583,560
(Terraces at San Joaquin Gardens), Ser. A, 5 5/8s, 10/1/32	BB/P	1,105,000	1,141,807
(U. CA Irvine E. Campus Apts. Phase 1), 5 3/8s, 5/15/38	Baa2	1,500,000	1,640,970
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s, 11/15/36	BBB-	1,000,000	1,003,790

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB	2,025,000	2,072,466
(Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	3,300,000	3,381,443

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,780,000	1,772,702
5s, 9/2/30	BB+/P	1,695,000	1,701,526

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds (No. 07-I Otay Ranch Village Eleven)
5.8s, 9/1/28	BB+/P	1,775,000	1,806,418
5.1s, 9/1/26	BB+/P	335,000	341,375

Foothill/Eastern Corridor Agcy. Rev. Bonds
(CA Toll Road), 5.85s, 1/15/23	Baa3	1,500,000	1,559,325
(CA Toll Road), 5 3/4s, 1/15/40	Baa3	3,200,000	3,202,720
zero %, 1/15/38	Baa3	9,000,000	1,985,580
zero %, 1/15/37	Baa3	5,000,000	1,171,300
zero %, 1/15/30	Baa3	6,000,000	2,160,000

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5s, 6/1/33	B3	3,000,000	2,572,110
Ser. A-1, 4 1/2s, 6/1/27	B	2,000,000	1,782,740
Ser. A-2, zero %, 6/1/37	B3	8,000,000	6,842,880

Irvine Pub. Fac. & Infrastructure Auth. Special Assmt. Bonds, Ser. A, 4 1/2s, 9/2/26	BBB+	1,000,000	1,031,620

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Dist. No. 03-19) 5s, 9/2/29	BB-/P	1,670,000	1,634,563
(Dist. No. 03-19) 5s, 9/2/25	BB-/P	1,270,000	1,270,445
(Dist. No. 03-19 Group 4), 5s, 9/2/29	BB/P	660,000	681,833

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 5s, 1/1/32	A	1,500,000	1,651,425

M-S-R Energy Auth. Rev. Bonds
Ser. A, 6 1/2s, 11/1/39	A-	1,250,000	1,760,350
Ser. B, 6 1/2s, 11/1/39	A-	2,000,000	2,816,560

North Natomas, Cmnty. Fac. Special Tax Bonds
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB-/P	340,000	341,972
Ser. D, 5s, 9/1/26	BBB-/P	1,070,000	1,089,281

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election 2006), Ser. A, 5 1/2s, 8/1/32	BBB/P	1,500,000	1,658,235

Oakley, Pub. Fin. Auth. Special Assmt. Bonds, 5s, 9/2/31	BBB-	1,645,000	1,695,123

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds (Ladera Ranch - No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	2,875,000	2,882,993

Poway, Unified School Dist. G.O. Bonds, zero %, 8/1/40	Aa2	7,000,000	1,764,560

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	680,000	682,890
Ser. 97-01, 5.1s, 9/1/35	BB+/P	2,895,000	2,898,763
Ser. 97-01, 5s, 9/1/29	BB+/P	1,355,000	1,358,875

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. B, zero %, 8/1/44	Aa2	15,000,000	2,799,000

San Diego, Unified School Dist. G.O. Bonds
Ser. C, zero %, 7/1/46	Aa2	5,000,000	927,150
(Election of 2008), Ser. C, zero %, 7/1/40	Aa2	5,000,000	1,272,500

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A
5s, 5/1/32	A1	1,000,000	1,125,380
5s, 5/1/30	A1	400,000	453,616

San Francisco City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds (No. 6 Mission Bay South), Ser. A, 5.15s, 8/1/35	BB+/P	1,000,000	1,011,880

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South Redev.), Ser. D, 6 1/2s, 8/1/31	BBB	500,000	544,200

San Joaquin Hills, Trans. Corridor Agcy. Toll Rd. Rev. Bonds, Ser. A, 5 1/2s, 1/15/28	BB-	1,500,000	1,503,915

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Bonds (Impt. Area No. 1), Ser. A
5s, 9/1/29 (Prerefunded 9/1/21)	BBB+	995,000	1,056,133
5s, 9/1/28 (Prerefunded 9/1/21)	BBB+	995,000	1,058,401

Selma, Unified School Dist. G.O. Bonds (Election of 2006), Ser. C, AGO, zero %, 8/1/37	AA-	2,400,000	596,112

Southern CA Pub. Pwr. Auth. Rev. Bonds (Natural Gas), Ser. A, 5 1/4s, 11/1/21	Baa1	1,500,000	1,700,940

Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P	3,780,000	3,784,423

Turlock, Irrigation Dist. Rev. Bonds, 5 1/2s, 1/1/41	A2	5,000,000	5,677,350

Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/2s, 8/1/41	A-	750,000	820,943

			179,496,961
Colorado (2.7%)

CO Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P	810,000	885,354
(Christian Living Cmntys.), 5 1/4s, 1/1/37	BB-/P	750,000	764,138
(Christian Living Cmntys.), 5 1/8s, 1/1/30	BB-/P	1,415,000	1,454,988
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	2,850,000	2,973,605
(Christian Living Cmntys.), Ser. A, 9s, 1/1/34 (Prerefunded 1/1/14)	BB-/P	750,000	831,188
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB-	2,100,000	2,217,327
(Covenant Retirement Cmntys.), Ser. A, 5s, 12/1/27	BBB-	400,000	431,504
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	A3	5,250,000	5,681,340
(Evangelical Lutheran), Ser. A, 6 1/8s, 6/1/38 (Prerefunded 6/1/14)	A3	4,810,000	5,246,747
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40	BBB-/F	800,000	894,016
(Valley View Assn.), 5 1/4s, 5/15/42	BBB+	3,025,000	3,143,308
(Valley View Assn.), 5 1/8s, 5/15/37	BBB+	1,000,000	1,036,520

CO Pub. Hwy. Auth. Rev. Bonds
(E-470), zero %, 9/1/41	Baa2	1,000,000	204,690
Ser. A, NATL, zero %, 9/1/28	Baa2	5,000,000	2,317,300

Denver City & Cnty., Arpt. Rev. Bonds, Ser. A, 5s, 11/15/28	A1	700,000	801,528

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	Baa2	12,000,000	3,807,600

			32,691,153
Connecticut (0.2%)

Hamden, Fac. Rev. Bonds (Whitney Ctr.), Ser. A, 7 3/4s, 1/1/43	BB/P	2,800,000	3,028,956

			3,028,956
Delaware (0.7%)

DE St. Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	BBB+	1,700,000	1,908,641
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	6,200,000	6,799,106

			8,707,747
District of Columbia (1.7%)

DC Rev. Bonds (Howard U.), Ser. A, 6 1/2s, 10/1/41	A3	7,000,000	8,500,450

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	B/F	34,730,000	2,886,063

DC U. Rev. Bonds (Gallaudet U.), 5 1/2s, 4/1/41	A+	2,000,000	2,276,540

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (2nd Sr. Lien), Ser. B
zero %, 10/1/40	Baa1	995,000	218,313
zero %, 10/1/39	Baa1	10,000,000	2,316,700
zero %, 10/1/38	Baa1	20,000,000	4,892,200

			21,090,266
Florida (5.0%)

Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. Q-2
5s, 10/1/37	A1	1,750,000	1,902,355
5s, 10/1/31	A1	175,000	195,256

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	BBB	1,500,000	1,500,975

Fishhawk, Cmnty. Dev. Dist. II Special Assmt. Bonds, Ser. B, 7.04s, 11/1/14	B-/P	55,000	55,628

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt. Bonds, 5.6s, 5/1/36	B/P	2,280,000	2,101,362

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6s, 9/1/17	BB-/P	635,000	733,165

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Baa3	5,250,000	5,250,734

Jacksonville, Port Auth. Rev. Bonds, 5s, 11/1/38	A2	1,400,000	1,513,148

Lakeland, Edl. Facs. Rev. Bonds (FL Southern College), Ser. A, 5s, 9/1/37	BBB+	600,000	642,264

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	1,820,000	1,899,152

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BB	4,925,000	4,925,788
(Shell Pt./Alliance), 5s, 11/15/32	BB	3,210,000	3,209,936

Miami-Dade Cnty., Aviation Rev. Bonds
(Miami Intl. Arpt.), Ser. A-1, 5 3/8s, 10/1/41	A2	1,000,000	1,132,170
Ser. B, 5s, 10/1/41	A2	4,500,000	4,965,794

Middle Village Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A, 6s, 5/1/35	BB/P	2,000,000	1,613,660

Myrtle Creek, Impt. Dist. Special Assmt. Bonds, Ser. A, 5.2s, 5/1/37	B+/P	2,020,000	1,838,018

Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds (Republic Drive/Universal), 5s, 4/1/24	A-/F	2,760,000	3,115,240

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	7,000,000	7,796,180

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	2,505,000	1,665,524

Pinellas Cnty., Edl. Fac. Auth. Rev. Bonds (Barry U.)
5 1/4s, 10/1/30	BBB	1,210,000	1,333,698
5s, 10/1/27	BBB	1,750,000	1,934,118

Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds (Village On The Isle), 5 1/2s, 1/1/27	BBB+/F	1,950,000	2,072,811

South Bay, Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. B-1, 5 1/8s, 11/1/13 (In default)(NON)	D/P	2,035,000	671,550

Tampa Bay, Cmnty. Dev. Dist. Special Assmt. Bonds (New Port), Ser. A, 5 7/8s, 5/1/38 (In default)(NON)	D/P	1,880,000	737,900

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	CCC/P	3,060,000	3,032,888

Town Ctr. at Palm Coast, Cmnty. Dev. Dist. Special Assmt. Bonds, 6s, 5/1/36	B/P	1,830,000	1,397,937

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), Ser. A, 6 5/8s, 5/1/33	B+/P	845,000	853,602

Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds (Cmnty. Infrastructure), Ser. A, 5 3/8s, 5/1/37	B-/P	955,000	743,076

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6 1/8s, 5/1/39	BB/P	910,000	1,074,055

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5s, 5/1/22	B+/P	850,000	921,451

			60,829,435
Georgia (2.6%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	A1	5,000,000	6,098,700

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. B, 9s, 6/1/35	B-	4,000,000	4,477,800

Fulton Cnty., Res. Care Fac. Rev. Bonds (Canterbury Court), Class A, 6 1/8s, 2/15/34	BB/P	1,800,000	1,839,924

GA State Private College & U. Auth. Rev. Bonds (Mercer U.)
Ser. C, 5 1/4s, 10/1/30	Baa2	1,990,000	2,263,247
Ser. A, 5 1/4s, 10/1/27	Baa2	4,250,000	4,891,920
Ser. A, 5s, 10/1/32	Baa2	1,100,000	1,212,002

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 5/8s, 11/15/39	BBB+	1,200,000	1,400,904

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5 1/2s, 9/15/21	A-	1,255,000	1,446,827

Marietta, Dev. Auth. Rev. Bonds (U. Fac. - Life U., Inc.), 7s, 6/15/39	Ba3	4,150,000	4,413,816

Med. Ctr. Hosp. Auth. Rev. Bonds (Spring Harbor Green Island), 5 1/4s, 7/1/27	B+/P	2,375,000	2,424,923

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	B-/P	1,400,000	1,463,126

			31,933,189
Guam (0.2%)

Territory of GU, Rev. Bonds, Ser. A, 5 3/8s, 12/1/24 (Guam)	BBB+	1,000,000	1,103,360

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B	500,000	549,085

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/34	BBB	700,000	757,358

			2,409,803
Hawaii (0.9%)

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	1,350,000	1,618,839
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	7,000,000	8,159,970
(Kahala Nui), 5 1/8s, 11/15/32	BBB-/F	800,000	860,040

			10,638,849
Illinois (5.2%)

Chicago, G.O. Bonds, Ser. A, 5s, 1/1/33	Aa3	5,000,000	5,566,400

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	5,478,000	5,609,691

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5 3/4s, 1/1/39	A2	5,000,000	5,932,300
(Gen. Sr. Lien), Ser. B, 5s, 1/1/27	A2	3,000,000	3,389,910

Chicago, Wtr. Rev. Bonds, 5s, 11/1/42	Aa3	5,500,000	6,275,060

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing), 5 5/8s, 3/1/36	B/P	900,000	901,134

IL Fin. Auth. Rev. Bonds
(Elmhurst Memorial), Ser. A, 5 5/8s, 1/1/37	Baa2	2,000,000	2,169,320
(IL Rush U. Med.. Ctr.), Ser. C, 6 5/8s, 11/1/39	A2	1,425,000	1,722,854
(Landing At Plymouth Place), Ser. A, 6s, 5/15/25	B+/P	1,550,000	1,455,202
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	B2	1,300,000	1,353,859
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	Baa1	3,500,000	4,537,470
(Roosevelt U.), 6 1/2s, 4/1/39	Baa2	4,000,000	4,541,200
(Rush U. Med. Ctr.), Ser. A, 7 1/4s, 11/1/38	A2	2,150,000	2,771,458
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	5,250,000	6,318,218

IL Fin. Auth. Solid Waste Disposal (Waste Mgmt., Inc.), Ser. A, 5.05s, 8/1/29	BBB	5,045,000	5,285,041

IL Hlth. Fac. Auth. Rev. Bonds (Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	487,744	367,466

IL State G.O. Bonds, 5s, 3/1/34	A2	1,250,000	1,371,900

Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Bonds (McCormick), Ser. B, AGM, zero %, 6/15/43	AAA	7,000,000	1,484,910

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	2,150,000	2,571,422

			63,624,815
Indiana (0.8%)

IN State Fin. Auth. Rev. Bonds
(U.S. Steel Corp.), 6s, 12/1/26	BB	2,000,000	2,076,200
(OH Valley Elec. Corp.), Ser. A, 5s, 6/1/32	Baa3	1,750,000	1,886,553

IN State Fin. Auth. Edl. Fac. VRDN

(Depauw U.), Ser. A, 0.2s, 7/1/36 (Northern Trust Co.)	VMIG1	500,000	500,000

Ser. A-3, 0.25s, 2/1/37	VMIG1	2,900,000	2,900,000

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B
5s, 2/1/34	BBB+	1,170,000	1,266,139
5s, 2/1/28	BBB+	1,000,000	1,107,490

			9,736,382
Iowa (1.2%)

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care Initiatives), Ser. A
5 1/2s, 7/1/25	BB+	3,185,000	3,429,990
5s, 7/1/20	BB+	1,700,000	1,822,298

Marion Hlth. Care Fac. Rev. Bonds (First Mtge.), Ser. IA, 8s, 1/1/29	B+/P	45,000	46,202

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	10,000,000	9,310,800

			14,609,290
Kansas (0.4%)

Lenexa, Hlth. Care Fac. Rev. Bonds
(LakeView Village, Inc.), 7 1/4s, 5/15/39	BB/P	1,500,000	1,710,150
5 3/8s, 5/15/27	BB/P	3,400,000	3,527,636

			5,237,786
Kentucky (0.8%)

KY Econ. Dev. Fin. Auth. Rev. Bonds
(First Mtge.), Ser. IA, 8s, 1/1/29	B+/P	230,000	236,143
(Masonic Home Indpt. Living II), 7 3/8s, 5/15/46	BB-/P	1,350,000	1,557,198
(Masonic Home Indpt. Living II), 7 1/4s, 5/15/41	BB-/P	900,000	1,034,460

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5 3/8s, 11/15/42	BB-/P	1,400,000	1,416,744

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U., Inc.), Ser. A, 6s, 5/1/38	Baa3	855,000	931,488

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Hlth. Care, Inc.), 5s, 10/1/30	A-	4,000,000	4,229,120

			9,405,153
Louisiana (1.0%)

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	Baa2	2,250,000	2,269,530

St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.), Ser. A, 5 1/8s, 6/1/37	Baa2	3,690,000	4,022,617

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 01-B, 5 7/8s, 5/15/39	A3	5,350,000	5,491,187

			11,783,334
Maine (0.7%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Baa3	3,000,000	3,845,250

Rumford, Solid Waste Disp. Rev. Bonds (Boise Cascade Corp.), 6 7/8s, 10/1/26	B2	5,000,000	4,999,700

			8,844,950
Maryland (1.3%)

MD State Econ. Dev. Corp. Rev. Bonds
(Salisbury U.), 5s, 6/1/27	Baa3	1,050,000	1,146,768
(Salisbury U.), 5s, 6/1/30	Baa3	625,000	671,706

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A	1,700,000	2,092,479

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds (Washington Cnty. Hosp.), 6s, 1/1/43	BBB-	4,760,000	5,141,704

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35	BB-/P	600,000	629,316

Westminster, Econ. Dev. Rev. Bonds (Carroll Lutheran Village), Ser. A
6 1/4s, 5/1/34	BB/P	4,800,000	4,814,112
6s, 5/1/24	BB/P	2,000,000	2,011,260

			16,507,345
Massachusetts (4.8%)

MA Dev. Fin. Agcy. Sr. Living Fac. Rev. Bonds (Groves-Lincoln), Ser. A, 7 3/4s, 6/1/39	BB-/P	2,000,000	1,091,200

MA State Dev. Fin. Agcy. Rev. Bonds
(Berklee College of Music), 5 1/4s, 10/1/41	A2	2,000,000	2,241,360
(Boston U.), 6s, 5/15/59	A2	1,575,000	1,960,922
(Eastern Nazarene College), 5 5/8s, 4/1/29	BB+	2,000,000	2,000,740
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/31	B-/P	704,147	579,386
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/39	B-/P	1,159,997	901,202
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	2,616,363	1,987,337
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	238,451	161,128
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	1,186,016	16,723
(Merrimack College), Ser. A, 5s, 7/1/32	Baa3	700,000	757,911
(New England Conservatory of Music), 5 1/4s, 7/1/38	Baa1	1,900,000	2,023,994
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	2,140,000	2,634,062
(Suffolk U.), 5 1/8s, 7/1/40	Baa2	2,000,000	2,199,600
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,300,000	1,385,384
(Wheelock College), Ser. C, 5 1/4s, 10/1/37	BBB	2,000,000	2,100,280

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	2,150,000	2,289,127

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Civic Investments, Inc.), Ser. A, U.S. Govt. Coll., 9s, 12/15/15 (Prerefunded 12/15/12)	AAA/P	5,115,000	5,246,660
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	BB/P	3,500,000	3,515,925
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	1,400,000	1,419,474
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	BB-	6,035,000	6,146,285
(Milford Regl. Med.), Ser. E, 5s, 7/15/27	Baa3	2,750,000	2,840,310
(Milford Regl. Med.), Ser. E, 5s, 7/15/32	Baa3	1,000,000	1,017,920
(Milton Hosp.), Ser. D, 5 3/8s, 7/1/35	BB-	3,950,000	3,988,078
(Quincy Med. Ctr.), Ser. A, 6 1/2s, 1/15/38 (In default)(NON)	D/P	1,111,437	1,111
(Springfield College), 5 5/8s, 10/15/40	Baa1	3,500,000	3,837,365
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39	Baa2	2,125,000	2,391,815
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	1,400,000	1,638,518
(Winchester Hosp.), 5 1/4s, 7/1/38	BBB+	2,000,000	2,203,540

			58,577,357
Michigan (2.5%)

Advanced Tech. Academy Pub. School Rev. Bonds, 6s, 11/1/28	BBB-	1,635,000	1,681,091

Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds (Glacier Hills, Inc.), State & Local Govt. Coll., 8 3/8s, 1/15/19 (Escrowed to maturity)	AA+	1,668,000	2,027,070

Detroit, G.O. Bonds (Cap. Impt.), Ser. A-1, 5s, 4/1/15	B	2,880,000	2,764,080

Detroit, Wtr. & Swr. Dept. Rev. Bonds, Ser. A, 5s, 7/1/32	A+	3,600,000	3,891,816

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.)
7 1/2s, 7/1/39	Ba1	700,000	818,853
6s, 7/1/20	Ba1	1,500,000	1,525,770

Garden City, Hosp. Fin. Auth. Rev. Bonds (Garden City Hosp.), Ser. A, 5 3/4s, 9/1/17	Ba3	1,205,000	1,206,338

King Cnty., Wtr & Swr. Rev. Bonds, 5s, 1/1/45	AA+	4,470,000	5,009,082

MI Higher Ed. Fac. Auth. VRDN (U. of Detroit Mercy), 0.23s, 11/1/36	VMIG1	1,990,000	1,990,000

MI State Hosp. Fin. Auth. Rev. Bonds (Henry Ford Hlth.), 5 3/4s, 11/15/39	A1	4,400,000	5,047,416

Star Intl. Academy Rev. Bonds (Pub. School Academy), 5s, 3/1/33	BBB	1,000,000	1,011,470

U. of MI VRDN (Hosp.), Ser. A, 0.23s, 12/1/37	VMIG1	3,402,000	3,402,000

			30,374,986
Minnesota (1.4%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), Ser. A, 6 1/4s, 7/1/34	BBB-	2,400,000	2,670,744

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 1/2s, 10/1/41	B/P	1,000,000	1,007,480

North Oaks, Sr. Hsg. Rev. Bonds
(Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	1,375,000	1,467,318
(Presbyterian Homes), 6s, 10/1/27	BB/P	1,250,000	1,341,313

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/31	BBB-	1,500,000	1,588,380

Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good Shepherd Lutheran Home), 6s, 1/1/34	B+/P	800,000	802,840

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A, 6 3/8s, 9/1/31	BBB-	500,000	540,735

St. Paul, Hsg. & Redev. Auth. Hlth. Care Fac. Rev. Bonds (HealthPartners Oblig. Group), 5 1/4s, 5/15/36	A3	5,035,000	5,299,438

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,250,000	1,306,825

St. Paul, Port Auth. Solid Waste Disp. Rev. Bonds (Gerdau Ameristeel US, Inc.), 4 1/2s, 10/1/37	Baa3	900,000	905,688

Washington Cnty., Hsg. & Redev. Auth. Rev. Bonds (Healtheast), 5 1/2s, 11/15/27	BBB-	1,000,000	1,003,080

			17,933,841
Mississippi (1.2%)

MS Bus. Fin. Corp. Gulf Opportunity Zone Rev. Bonds, Ser. A, 5s, 5/1/37	A3	1,000,000	1,087,610

MS Bus. Fin. Corp. Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. B, 0.23s, 12/1/30	MIG1	1,815,000	1,815,000

MS State Bus. Fin. Comm. Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. C, 0.21s, 12/1/30	VMIG1	5,035,000	5,035,000

St. Louis Cnty., Indl. Dev. Auth. Sr. Living Facs. Rev. Bonds (Friendship Village of Sunset Hills Cnty.), 5s, 9/1/32	A/F	1,120,000	1,204,515

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	BBB	5,400,000	6,233,976

			15,376,101
Montana (0.1%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P	750,000	772,995

			772,995
Nebraska (0.6%)

Central Plains, Energy Rev. Bonds
(NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	B2	1,500,000	1,658,850
(NE Gas No. 3), 5s, 9/1/32	A3	3,000,000	3,295,230

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 5/8s, 1/1/40	A-/F	1,825,000	2,028,232

			6,982,312
Nevada (0.8%)

Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Mountains Edge Local No. 142), 5s, 8/1/21	BBB-	1,000,000	1,087,690
(Summerlin No. 151), 5s, 8/1/17	BB-/P	1,290,000	1,200,577
(Summerlin No. 151), 5s, 8/1/18	BB-/P	1,095,000	996,198
(Summerlin No. 151), 5s, 8/1/19	BB-/P	1,140,000	1,014,520
(Summerlin No. 151), 5s, 8/1/20	BB-/P	335,000	291,631
(Summerlin No. 151), 5s, 8/1/25	BB-/P	300,000	240,375

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/25	BB+/P	775,000	776,736
(No. T-18), 5s, 9/1/14	CCC/P	2,320,000	1,926,087

Las Vegas, Local Impt. Board Special Assmt. Bonds
(Special Impt. Dist. No. 607), 6s, 6/1/19	BB/P	945,000	962,672
(Dist. No. 607), 5.9s, 6/1/18	BB/P	195,000	199,370
(Dist. No. 607), 5.9s, 6/1/17	BB/P	1,425,000	1,467,437

			10,163,293
New Hampshire (1.1%)

NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds (Rivermead at Peterborough), 5 3/4s, 7/1/28	BB+/P	6,000,000	6,001,500

NH Hlth. & Ed. Fac. Auth. Rev. Bonds (Huntington at Nashua), Ser. A, 6 7/8s, 5/1/33	BB+/P	2,400,000	2,419,920

NH Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.23s, 7/1/33	VMIG1	5,095,000	5,095,000

			13,516,420
New Jersey (5.1%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	5,500,000	5,674,295

NJ Econ. Dev. Auth. Continental Airlines, Inc. (Paterson Charter School), Ser. C, 5.3s, 7/1/44	BBB-	2,250,000	2,292,413

NJ Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Ba1	4,000,000	4,012,480
(United Methodist Homes), Ser. A-1, 6 1/4s, 7/1/33	BB+	3,000,000	3,107,610
(Paterson Charter School Science & Tech.), Ser. A, 6.1s, 7/1/44	BBB-	1,130,000	1,211,665
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	1,750,000	1,836,905
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	5,110,000	5,748,239
(First Mtge. Lions Gate), Ser. A, 5 7/8s, 1/1/37	B/P	800,000	806,112
5s, 6/15/26	Baa1	500,000	568,180

NJ Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	3,590,000	3,661,621

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	6,000,000	6,964,200
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	BBB-	2,500,000	2,849,075
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	BBB-	2,000,000	2,133,760
(Holy Name Hosp.), 5s, 7/1/36	Baa2	3,500,000	3,578,295

NJ State, Econ. Dev. Auth. Rev. Bonds (Continental Airlines, Inc.), 4 7/8s, 9/15/19	B	3,500,000	3,574,480

NJ State, Econ. Dev. Auth. Energy Fac. Rev. Bonds (Umm Energy Partners, LLC), Ser. A, 5s, 6/15/37	Baa3	1,000,000	1,019,060

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A
4 3/4s, 6/1/34	B2	5,000,000	4,330,650
4 1/2s, 6/1/23	B1	8,955,000	8,763,005

			62,132,045
New Mexico (1.2%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40	Baa3	3,000,000	3,354,570
(San Juan), Ser. A, 4 7/8s, 4/1/33	Baa3	7,660,000	7,956,212
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa3	2,750,000	2,856,343

			14,167,125
New York (5.1%)

Albany, Indl. Dev. Agcy. Rev. Bonds (Charitable Leadership), Ser. A, 5 3/4s, 7/1/26 (In default)(NON)	D/P	1,975,984	1,200,450

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	3,000,000	3,519,180

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	715,000	761,847

Metro. Trans. Auth. Rev. Bonds, Ser. D, 5s, 11/15/28	A2	6,000,000	7,055,280

Nassau Cnty., Econ. Assistance Corp. Rev. Bonds (South Nassau Cmntys. Hosp.), 5s, 7/1/27	A3	1,000,000	1,137,330

NY City, Indl. Dev. Agcy. Rev. Bonds (Yankee Stadium - Pilot), AGO, 7s, 3/1/49	Aa3	1,000,000	1,208,880

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16 (In default)(NON)	D/P	3,465,000	3,671,237
(British Airways PLC), 5 1/4s, 12/1/32	BB	2,325,000	2,327,860
(Jetblue Airways Corp.), 5 1/8s, 5/15/30	B-	3,680,000	3,635,950
(Jetblue Airways Corp.), 5s, 5/15/20	B-	615,000	614,225

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. CC, 5s, 6/15/45	AA+	6,335,000	7,213,728
Ser. GG, 5s, 6/15/43	AA+	5,000,000	5,680,600

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	4,180,000	4,627,845

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A3	1,800,000	1,805,508

NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5s, 3/15/44	Baa2	1,000,000	1,073,360
(1 WTC Port Auth. Construction), 5s, 12/15/41	Aa3	4,475,000	5,080,602

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB+/P	1,500,000	1,500,945

Onondaga Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), 5s, 7/1/42	Ba1	1,000,000	1,022,230

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	2,100,000	2,466,345

Seneca Cnty., Indl. Dev. Agcy. Solid Waste Disp. Mandatory Put Bonds (10/1/13) (Seneca Meadows, Inc.), 6 5/8s, 10/1/35	BB-	1,660,000	1,676,251

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	3,325,000	3,329,555
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	750,000	750,825
(Gurwin Jewish-Phase II), 6.7s, 5/1/39	B+/P	945,000	977,877

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	500,000	500,195

			62,838,105
North Carolina (0.6%)

NC Cap. Fin. Agcy. Edl. Fac. Rev. Bonds (Meredith College), 6s, 6/1/31	BBB	1,000,000	1,119,630

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Deerfield), Ser. A, 6 1/8s, 11/1/38	BBB+/F	450,000	492,953
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	750,000	790,800

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	2,500,000	2,624,250
(First Mtge. United Methodist), Ser. C, 5 1/2s, 10/1/32	BB+/P	2,000,000	2,041,260

			7,068,893
Ohio (3.2%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2
5 7/8s, 6/1/30	B3	8,480,000	7,361,573
5 3/4s, 6/1/34	B3	13,300,000	11,318,699
5 1/8s, 6/1/24	B3	2,500,000	2,166,275

Cleveland, Arpt. Syst. Rev. Bonds, Ser. A, 5s, 1/1/29	A-	1,000,000	1,130,820

Columbus, Swr. VRDN, Ser. B, 0.18s, 6/1/32	VMIG1	430,000	430,000

Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl. Med. Ctr.), Ser. A, 5 1/4s, 8/15/46	A-	4,950,000	5,096,372

Hickory Chase, Cmnty. Auth. Infrastructure Impt. Rev. Bonds (Hickory Chase), 7s, 12/1/38 (In default)(NON)	D/P	1,560,000	921,960

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 6s, 8/15/43	A3	1,550,000	1,688,384

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,450,000	1,725,587

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	4,850,000	5,233,247

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/P	2,225,000	2,362,928

			39,435,845
Oklahoma (1.1%)

OK State Tpk. Auth. VRDN, Ser. E, 0.23s, 1/1/28	VMIG1	13,000,000	13,000,000

			13,000,000
Oregon (0.8%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Terwilliger Plaza), 6 1/2s, 12/1/29	BBB/F	6,900,000	6,930,084
(Terwilliger Plaza, Inc.), 5s, 12/1/29	BBB/F	650,000	707,935

OR State Hsg. & Cmnty. Svcs. Dept. Rev. Bonds (Single Fam. Mtge.), Ser. B, 5 3/8s, 7/1/34	Aa2	2,000	2,026

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3	1,800,000	1,969,992

			9,610,037
Pennsylvania (4.3%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds
(Robert Morris U.), Ser. A, 5 3/4s, 10/15/40	Baa3	765,000	843,833
(Chatham U.), Ser. A, 5s, 9/1/35	BBB	1,000,000	1,080,510
(Chatham U.), Ser. A, 5s, 9/1/30	BBB	1,500,000	1,645,035

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (Hlth. Syst.-West PA), Ser. A, 5 3/8s, 11/15/40	B-	3,095,000	2,207,849

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds
(Env. Impt. - USX Corp.), 6 7/8s, 5/1/30	BB	3,400,000	3,676,386
(U.S. Steel Corp.), 6 3/4s, 11/1/24	BB	1,000,000	1,080,130

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A, 5s, 5/1/42	Baa2	3,250,000	3,423,128

Bucks Cnty., Indl. Dev. Auth. Rev. Bonds (US Steel Corp.), 6 3/4s, 6/1/26	BB	1,460,000	1,602,029

Bucks Cnty., Indl. Dev. Auth. Retirement Cmnty. Rev. Bonds (Ann's Choice, Inc.), Ser. A, 6 1/8s, 1/1/25	BB/P	3,840,000	3,884,774

Cumberland Cnty., Muni. Auth. Rev. Bonds (Diakon Lutheran Ministries), 5s, 1/1/36	BBB+/F	1,790,000	1,837,811

Geisinger, Auth. Hlth. Syst. VRDN (Geisinger Hlth. Syst.), Ser. C, 0.18s, 6/1/41	A-1	1,600,000	1,600,000

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A
6 1/2s, 7/1/40	BB-/P	3,000,000	3,215,460
6 3/8s, 7/1/30	BB-/P	1,375,000	1,479,115

Montgomery Cnty., Higher Ed. & Hlth. Auth. Rev. Bonds (Arcadia U.), 5 1/4s, 4/1/30	BBB+	1,530,000	1,680,261

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds (Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B-/P	2,400,000	2,443,752

Northeastern PA Hosp. & Ed. Auth. Rev. Bonds (Wilkes U.), Ser. A, 5 1/4s, 3/1/42	BBB	1,000,000	1,075,450

PA Econ. Dev. Fin. Auth. Exempt Fac. Rev. Bonds (Allegheny Energy Supply Co.), 7s, 7/15/39	Baa3	4,000,000	4,799,760

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3	1,000,000	1,123,290
(Edinboro U. Foundation), 6s, 7/1/43	Baa3	1,400,000	1,584,968
(Edinboro U. Foundation), 5 7/8s, 7/1/38	Baa3	1,000,000	1,097,720
(Indiana U.), Ser. A, 5s, 7/1/32	BBB+	500,000	543,875

PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds (East Stroudsburg U.), 5s, 7/1/42	Baa3	1,655,000	1,733,099

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+	1,720,000	1,882,196

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst. Oblig. Group), 7 1/4s, 7/1/18 (In default)(NON)	D/P	5,515,765	552

Philadelphia, Hosp. & Higher Edl. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), Ser. B, 6 1/4s, 7/1/13 (In default)(NON)	D/P	535,300	54

Pittsburgh G.O. Bonds, Ser. B, 5s, 9/1/26	A1	2,000,000	2,319,580

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	3,675,000	3,907,076

Washington Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds (First Mtge. AHF/Central), 8 1/2s, 1/1/29	B/P	1,089,000	1,101,622

			52,869,315
Puerto Rico (3.7%)

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6s, 7/1/39 (Puerto Rico)	Baa1	2,515,000	2,654,256
(Pub. Impt.), Ser. A, 5 3/4s, 7/1/41 (Puerto Rico)	Baa1	5,000,000	5,231,900

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/44	Baa2	8,500,000	8,896,525

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26 (Puerto Rico)	Ba1	7,400,000	7,404,366

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 3/4s, 7/1/36	Baa1	5,000,000	5,739,500

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. A
NATL, zero %, 8/1/43	Aa3	20,000,000	3,618,400
zero %, 8/1/31	A+	31,000,000	11,276,560

			44,821,507
South Carolina (—%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5.3s, 3/1/28	BBB	500,000	506,585

			506,585
South Dakota (0.3%)

SD Edl. Enhancement Funding Corp. SD Tobacco Rev. Bonds, Ser. B, 6 1/2s, 6/1/32	A3	3,615,000	3,743,983

			3,743,983
Texas (9.8%)

Abilene, Hlth. Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement), Ser. A
7s, 11/15/33	CCC/P	2,500,000	1,636,325
5.9s, 11/15/25	CCC/P	6,122,000	4,009,910

Bexar Cnty., Hsg. Fin. Auth. Corp. Rev. Bonds (American Opty-Waterford), Ser. A1, 7s, 12/1/36	B2	4,500,000	4,522,185

Brazos River Harbor Naval Dist. Env. FRB (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	5,150,000	5,909,059

Brazos River, Auth. Poll. Control Rev. Bonds (TXU Energy Co., LLC), 5s, 3/1/41	Ca	1,000,000	92,890

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/18) (Dow Chemical), 5.9s, 5/1/38	BBB	1,850,000	2,100,601

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools), 5s, 8/15/32	BBB	1,500,000	1,617,795

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. D, 5s, 11/1/38	A1	3,000,000	3,286,290

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (Texas Med. Ctr.), Ser. B-1, 0.23s, 9/1/31	VMIG1	4,805,000	4,805,000

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc. Term. Project), 6 1/2s, 7/15/30	B3	3,200,000	3,597,216
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B3	4,985,000	4,998,709
(Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/29	B3	2,505,000	2,514,319
(Continental Airlines, Inc.), Ser. E, 7s, 7/1/29	B3	500,000	502,360
(Special Fac. - Continental Airlines, Inc.), Ser. E, 6 3/4s, 7/1/21	B3	8,400,000	8,437,128

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A
5s, 2/15/42	BBB	2,250,000	2,376,360
5s, 2/15/32	BBB	2,250,000	2,437,358

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6 3/8s, 8/15/44	BBB	2,450,000	2,833,180
6 1/4s, 8/15/39	BBB	2,375,000	2,741,130

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa3	7,000,000	7,593,250

Matagorda Cnty., Poll. Control Rev. Bonds
(Cent Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa2	2,400,000	2,804,160
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa2	3,000,000	3,192,810

Newark, Cultural Ed. Facs. Fin. Corp. Rev. Bonds (AW Brown-Fellowship Leadership Academy), Ser. A, 6s, 8/15/32	BBB-	600,000	632,538

North TX, Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5 1/8s, 12/1/42	BBB-	2,500,000	2,654,324

North TX, Thruway Auth. Rev. Bonds, Ser. B, zero %, 9/1/37	AA	3,000,000	781,770

North TX, Tollway Auth. Rev. Bonds (Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	3,370,000	3,719,671

North TX, Thruway Auth. stepped-coupon Rev. Bonds, zero %, (6.5s, 1/1/15), 1/1/43(STP)	A2	5,300,000	5,855,228

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.27s, 11/15/33	VMIG1	1,500,000	1,500,000

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/44	B+/P	8,000,000	8,990,400
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	1,000,000	1,128,680
(Air Force Village), 6 3/8s, 11/15/44	BBB/F	5,825,000	6,403,131

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	4,500,000	5,147,325

TX Private Activity Surface Trans. Corp. Rev. Bonds
(LBJ Infrastructure), 7s, 6/30/40	Baa3	4,500,000	5,562,764
(NTE Mobility), 6 7/8s, 12/31/39	Baa2	3,350,000	4,069,480

Uptown, Dev. Auth. Tax Increment Contract Tax Alloc. Bonds (Infrastructure Impt. Fac.), 5 1/2s, 9/1/29	BBB	1,000,000	1,074,520

			119,527,866
Virginia (2.2%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/31	B+/P	1,100,000	1,125,597

Chesapeake, Toll Rd. Rev. Bonds (Sr. Trans. Syst.), Ser. A, 5s, 7/15/47(FWC)	BBB	1,000,000	1,081,320

Chesterfield Cnty., Hlth. Ctr. Cmnty. Res. Care Fac. Rev. Bonds (Lucy Corr Village), Ser. A, 6 1/4s, 12/1/38	BB-/P	1,700,000	1,753,805

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist Homes)
5s, 6/1/24	BB+/P	395,000	426,146
5s, 6/1/21	BB+/P	985,000	1,087,440

James Cnty., Indl. Dev. Auth. Rev. Bonds (Williamsburg), Ser. A, 6 1/8s, 3/1/32	BB-/P	2,500,000	2,505,274

Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Kendal at Lexington), Ser. A, 5 1/2s, 1/1/37	B+/P	1,460,000	1,477,155

Peninsula Ports Auth. Res. Care Fac. Rev. Bonds (VA Baptist Homes), Ser. A, 7 3/8s, 12/1/32 (Prerefunded 12/1/13)	AA+	4,000,000	4,301,800

VA ST Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6s, 1/1/37	BBB-	2,100,000	2,408,154
(Express Lanes, LLC), 5s, 7/1/34	BBB-	2,400,000	2,538,936

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	5,100,000	6,386,883

Winchester, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), Ser. A, 5.3s, 1/1/35	BBB+/F	2,000,000	2,039,800

			27,132,310
Washington (1.5%)

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5s, 4/1/30	B-	700,000	706,188

Tobacco Settlement Auth. of WA Rev. Bonds
6 5/8s, 6/1/32	Baa1	2,065,000	2,148,652
6 1/2s, 6/1/26	A3	4,395,000	4,586,226

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.)
5 5/8s, 10/1/40	Baa1	1,600,000	1,750,416
5 1/4s, 10/1/46	Baa1	2,000,000	2,173,040
5s, 10/1/32	Baa1	815,000	893,061

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa3	3,000,000	3,483,120
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39	Baa3	2,000,000	2,169,260
(Kadlec Regl. Med. Ctr.), 5s, 12/1/32	Baa3	750,000	798,930

			18,708,893
West Virginia (0.2%)

Pleasants Cnty., Poll. Control Rev. Bonds (Allegheny), Ser. F, 5 1/4s, 10/15/37	BBB	500,000	534,015

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B/P	2,330,000	2,444,054

			2,978,069
Wisconsin (1.1%)

Platteville, Redev. Auth. Rev. Bonds (UW-Platteville Real Estate), 5s, 7/1/32	BBB-	2,500,000	2,643,025

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB-	800,000	855,576
(Trans. Infrastructure Properties), 5s, 7/1/42	BBB-	3,500,000	3,545,254

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BB/P	1,350,000	1,571,454
(St. Johns Cmntys. Inc.), Ser. A, 7 1/4s, 9/15/29	BB/P	1,000,000	1,167,780
(Prohealth Care, Inc.), 6 5/8s, 2/15/39	A1	3,000,000	3,555,630

			13,338,719

Total municipal bonds and notes (cost $1,099,147,473)			$1,195,358,786

PREFERRED STOCKS (0.9%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A, 7.50% cum. pfd.		4,796,134	$4,798,291

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		6,000,000	5,700,000

Total preferred stocks (cost $10,796,134)			$10,498,291

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		10,751	$24,328

Total common stocks (cost $8,077,612)			$24,328

TOTAL INVESTMENTS

Total investments (cost $1,118,021,219)(b)			$1,205,881,405

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2012 through October 31, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $1,223,973,374.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,116,726,637, resulting in gross unrealized appreciation and depreciation of $119,929,733 and $30,774,965, respectively, or net unrealized appreciation of $89,154,768.
(NON)	Non-income-producing security.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(FWC)	Forward commitment, in part or in entirety.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	30.2%
	Transportation	12.6
	Utilities	10.7
	Education	10.5
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Basic materials	$24,328	$—	$—
Total common stocks	24,328	—	—
Municipal bonds and notes	$—	$1,195,358,786	$—
Preferred stocks	—	10,498,291	—

Totals by level	$24,328	$1,205,857,077	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Free Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 28, 2012